December 18, 2013

Via EDGAR

Re:	Rockville Financial, Inc. (File No. 001-35028)
Registration Statement on Form S-4 of Rockville Financial, Inc.
Preliminary Proxy Materials of Rockville Financial, Inc.
Preliminary Proxy Materials of United Financial Bancorp, Inc. (File No. 000-52947)

Ladies and Gentlemen:

Submitted herewith for filing on behalf of (1) our client, Rockville Financial, Inc., a Connecticut corporation (“Rockville”), and (2) United Financial Bancorp, Inc., a Maryland corporation (“United”), is a Registration Statement on Form S-4 (the “Registration Statement”) of Rockville relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of up to 28,436,143 shares of Common Stock, no par value per share, of Rockville (the “Rockville Common Stock”) that may be issued in connection with the merger of United with and into Rockville, as described in the Registration Statement.

The Registration Statement includes the following:

1.	Letter to Rockville and United Stockholders;

2.	Notice of Special Meeting of Stockholders of Rockville;

3.	Notice of Special Meeting of Stockholders of United; and

4.	Joint Proxy Statement/Prospectus relating to the Special Meeting of Stockholders of Rockville, the Special Meeting of Stockholders of United and the related issuance of shares of Rockville Common Stock.

This filing is being effected by direct transmission to the Commission’s EDGAR System. In anticipation of this filing, Rockville has caused the filing fee of $50,649 to be wired to U.S. Bank in St. Louis, Missouri, as the U.S. Treasury designated financial agent for general lockbox services for the Commission.

Securities and Exchange Commission

December 18, 2013

In order that Rockville and United may hold their respective stockholder meetings in a timely manner and to provide their respective stockholders with adequate time to consider the proposed matters, we would appreciate receiving any comments the staff may have concerning the Registration Statement as soon as practicable. Pursuant to Rule 461 under the Securities Act, we hereby inform you, on behalf of Rockville, that Rockville may make an oral request that the Registration Statement be declared effective, and Rockville has authorized me to represent on its behalf that it is aware of its obligations under the Securities Act with respect thereto.

Rockville is being represented by Hinckley, Allen & Snyder LLP. United is being represented by Kilpatrick Townsend & Stockton LLP. Please contact William W. Bouton, III ((860) 331-2626) or James R. Burke ((617) 378-4346) of Hinckley, Allen & Snyder LLP or Scott A. Brown ((202) 508-5817) or Sean P. Kehoe ((202) 508-5881) of Kilpatrick Townsend & Stockton LLP with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ William W. Bouton, III

William W. Bouton, III

cc:	James R. Burke, Esq.

Scott A. Brown, Esq.

Sean P. Kehoe, Esq.